Intangible Assets and Non-current Asset Impairment	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Intangible Assets and Non-current Asset Impairment
10.	Intangible Assets and Non-current Asset Impairment

(a)	Changes in intangible assets for the year ended December 31, 2018 are as follows:

(In millions of won)
	Intellectual property rights		Software	Member- ships	Development costs	Construction -in-progress (software)	Customer relationships	Technology	Good- will	Others (*2)	Total
Acquisition cost as of January 1, 2018	~~W~~	895,721	898,278	54,985	1,769,998	30,933	59,176	11,074	103,048	13,077	3,836,290
Accumulated amortization as of January 1, 2018		(648,755)	(736,788)	—	(1,473,238)	—	(31,337)	(8,490)	—	(13,076)	(2,911,684)
Accumulated impairment loss as of January 1, 2018		—	—	(11,785)	—	—	—	—	—	—	(11,785)

Book value as of January 1, 2018	~~W~~	246,966	161,490	43,200	296,760	30,933	27,839	2,584	103,048	1	912,821
Additions - internally developed		—	—	—	372,835	—	—	—	—	—	372,835
Additions - external purchases		24,596	—	2,844	—	100,820	—	—	—	—	128,260
Amortization(*1)		(43,437)	(80,159)	—	(302,685)	—	(3,517)	(1,107)	—	(1)	(430,906)
Disposals		—	—	(721)	—	—	—	—	—	—	(721)
Impairment loss		—	—	(82)	—	—	—	—	—	—	(82)
Reversal of impairment loss		—	—	348	—	—	—	—	—	—	348
Transfer from construction-in-progress		—	95,028	449	—	(95,028)	—	—	—	—	449
Effect of movements in exchange rates		1,896	1,240	1	—	238	—	—	1,263	—	4,638

Book value as of December 31, 2018	~~W~~	230,021	177,599	46,039	366,910	36,963	24,322	1,477	104,311	—	987,642

Acquisition cost as of December 31, 2018	~~W~~	926,969	992,139	57,560	2,142,832	36,963	59,176	11,075	104,311	13,077	4,344,102

Accumulated amortization as of December 31, 2018	~~W~~	(696,948)	(814,540)	—	(1,775,922)	—	(34,854)	(9,598)	—	(13,077)	(3,344,939)

Accumulated impairment loss as of December 31, 2018	~~W~~	—	—	(11,521)	—	—	—	—	—	—	(11,521)

(*1)	The Group has classified the amortization as manufacturing overhead costs, selling expenses, administrative expenses and research and development expenses.
(*2)	Others mainly consist of rights to use electricity and gas supply facilities.

(b)	Changes in intangible assets for the year ended December 31, 2019 are as follows:

(In millions of won)	Intellectual property rights		Software	Member- ships	Development costs	Construction -in-progress (software)	Customer relationships	Technology	Good- will	Others (*2)	Total
Acquisition cost as of January 1, 2019	~~W~~	926,969	992,139	57,560	2,142,832	36,963	59,176	11,075	104,311	13,077	4,344,102
Accumulated amortization as of January 1, 2019		(696,948)	(814,540)	—	(1,775,922)	—	(34,854)	(9,598)	—	(13,077)	(3,344,939)
Accumulated impairment loss as of January 1, 2019		—	—	(11,521)	—	—	—	—	—	—	(11,521)

Book value as of January 1, 2019	~~W~~	230,021	177,599	46,039	366,910	36,963	24,322	1,477	104,311	—	987,642
Additions - internally developed		—	—	—	437,945	—	—	—	—	—	437,945
Additions - external purchases		28,397	—	846	—	90,369	—	—	—	3	119,615
Amortization (*1)		(42,550)	(82,016)	—	(297,959)	—	(2,637)	(1,108)	—	(2)	(426,272)
Disposals		—	(239)	(1,816)	—	—	—	—	—	—	(2,055)
Impairment loss (*3)(*4)		(29,152)	(8,905)	—	(131,713)	—	(21,685)	—	(57,995)	—	(249,450)
Reversal of impairment loss		—	—	960	—	—	—	—	—	—	960
Transfer from construction-in-progress		—	111,359	—	—	(112,159)	—	—	—	—	(800)
Effect of movements in exchange rates		4,318	347	23	—	72	—	—	1,103	—	5,863

Book value as of December 31, 2019	~~W~~	191,034	198,145	46,052	375,183	15,245	—	369	47,419	1	873,448

Acquisition cost as of December 31, 2019	~~W~~	959,683	1,097,290	56,612	2,580,777	15,245	59,176	11,074	105,414	13,080	4,898,351

Accumulated amortization as of December 31, 2019	~~W~~	(739,498)	(890,281)	—	(2,073,881)	—	(37,491)	(10,705)	—	(13,079)	(3,764,935)

Accumulated impairment loss as of December 31, 2019	~~W~~	(29,151)	(8,864)	(10,560)	(131,713)	—	(21,685)	—	(57,995)	—	(259,968)

(*1)	The Group has classified the amortization as manufacturing overhead costs, selling expenses, administrative expenses and research and development expenses.
(*2)	Others mainly consist of rights to use electricity and gas supply facilities.
(*3)
During 2019, Display(AD PO) and Lighting CGUs were assessed for impairment, and the impairment losses amounting to

~~W~~

131,628 million (

~~W~~

26,284 and

~~W~~

105,344 million for Display(AD PO) and Lighting CGUs, respectively) were recognized as other expenses. The impairment amount is recognized in goodwill, customer relationships and others. Details of the impairment loss are explained in note 10(e)).

(*4)	The Group recognized an impairment loss amounting to  ~~W~~  117,822 million in connection with development projects that were terminated after the impairment review.

(c)
Development of new projects are divided into research activities and development activities. Expenditures on research activities are recognized in profit or loss and qualifying development expenditures are capitalized, respectively.

(d)	Development costs as of December 31, 2018 and 2019 are as follows:

(i)	As of December 31, 2018

(In millions of won and in years)
Classification	Product	Book Value		Remaining Useful life
Development completed	Mobile	~~W~~	108,467	0.5
	TV		28,001	0.5
	Notebook		4,458	0.6
	Others		9,475	0.5

		~~W~~	150,401

Development in process	Mobile	~~W~~	144,679	—
	TV		55,580	—
	Notebook		9,639	—
	Others		6,611	—

		~~W~~	216,509

		~~W~~	366,910

(ii)	As of December 31, 2019

(In millions of won and in years)
Classification	Product	Book Value		Remaining Useful life
Development completed	Mobile	~~W~~	53,350	0.4
	TV		22,597	0.4
	Notebook		14,464	0.4
	Others		12,370	0.7

		~~W~~	102,781

Development in process	Mobile	~~W~~	157,483	—
	TV		42,587	—
	Notebook		46,167	—
	Others		26,165	—

		~~W~~	272,402

		~~W~~	375,183

(e)	Impairment assessment

(i)
During 2019, the Group has distinguished Display (AD PO) and Lighting businesses as separate CGUs from the existing Display CGU due to the initiation of independent factory production of Display (AD PO) business and the decision of Lighting business planned discontinuance in response to business environmental changes. As of December 31, 2019, goodwill allocated to the Display CGU amounts to

~~W~~

47,419 million.

(ii)
Impairment on assets belonging to all of the CGUs was assessed due to the decision of planned discontinuance of Lighting business and adverse changes in the business environment of Display (AD PO). The recoverable amount of each CGU is estimated based on its value in use. Value in use is calculated using the estimated pre-tax cash flow based on 5-year business plan approved by management. The estimated sales of the Group’s products used in the forecast was determined considering external sources and the Group’s past experience. Management estimated the future pre- tax cash flow based on its past performance and forecasts on market growth. The key assumptions used in the estimation of value in use for Display (AD PO) CGU and Display CGU include revenue and operating expenditures for the forecast period, growth rates for subsequent years (“terminal growth rate”), and discount rate. For all of the CGUs, the terminal growth rate and the discount rate in the estimation of value in use as of December 31, 2019 are as follows.

	Lighting(*2)	Display (AD PO)(*3)	Display(*4)
Discount rate(*1)	6.1%	6.1%	6.1%
Terminal growth rate	N/A	0.0%	1.0%

(*1)
The discount rate was calculated using the weighted average cost of equity capital and debt, and the beta of equity capital was calculated as the average of five global listed companies in the same industry and the Group. Cost of debt was calculated by the interest rate of the Group’s publicly issued bonds and debt ratio was determined using the average of the debt ratios of the five global listed companies in the same industry with
 the Group.

(*2)
As a result of impairment test, the carrying amount of Lighting CGU which produces OLED lighting products was fully impaired with impairment loss of

~~W~~

230,867 million recognized as other expenses for the year ended December 31, 2019.

(*3)
As a result of impairment test, the carrying amount of Display(AD PO) CGU which produces plastic OLED mobile products and commenced mass production in 2019, exceeds the recoverable amount of

~~W~~

1,729,209 million and an impairment loss of

~~W~~

1,395,655 million was recognized as other expenses for the year ended December 31, 2019. The value in use determined for this CGU is sensitive to the discount rate and terminal growth rate
used in the discounted cash flow model. If the discount rate increases by 0.5%, the value in use would have decreased by

~~W~~

259,221 million (15.0%). If the terminal growth rate decreases by 0.5%, the value in use would have decreased by

~~W~~

169,626 million (9.8%).

(*4)
As a result of impairment test for Display CGU, the recoverable amount exceeds the carrying amount by

~~W~~

3,568,588 million. The value in use determined for this CGU is sensitive to the discount rate and terminal growth rate used in the discounted cash flow model. The discount rate and terminal growth rate would need to increase by 1.06% and decrease by 1.39%, individually (holding all the other assumptions constant) for the estimated recoverable amount to be equal to the carrying amount.